Business combinations - Effect of Goodwill Acquired (Details) - EUR (€)	Dec. 31, 2021	Jul. 15, 2021	Dec. 31, 2020
Effect of Goodwill [Line Items]
Fair Value			€ 0
Goodwill on Acquisition Date
Effect of Goodwill [Line Items]
Fair Value		€ 541,561,000
Impairment [member]
Effect of Goodwill [Line Items]
Fair Value	€ (230,715,000)
Exchange rate differences
Effect of Goodwill [Line Items]
Fair Value	€ 23,108,000